Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Commitments
Schedule of capital commitments

	2021	2022
	RMB’000	RMB’000
Contracted but not provided for
- Property, plant and equipment	—	—
- Investments	—	—
	—	—

Schedule of future aggregate minimum lease payments under non cancellable operating leases	The future aggregate minimum lease payments under non-cancellable operating leases as follows:

	2021	2022
	RMB’000	RMB’000
Not later than 1 year	10	20